Property, Equipment and Software, Net (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software
Property, equipment and software consist of the following:

	As of March 31,
	2019	2020
	RMB	RMB
Electronic equipment	32,756	29,480
Furniture and office equipment	9,326	8,707
Leasehold improvements	27,969	31,132
Vehicles	307	307
Computer softwares	3,808	3,858

Subtotal	74,166	73,484
Less: Accumulated depreciation and amortization	(62,191)	(59,375)

Property, equipment and software, net	11,975	14,109